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            CLASSIC HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101954



    SUPPLEMENT DATED MAY 20, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 2, 2005



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    SUPPLEMENT DATED MAY 20, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION


Effective July 1, 2005, AIM V.I. Dent Demographic Trends Fund will change its name to AIM V.I. Demographic Trends Fund. All references in your prospectus to AIM V.I. Dent Demographic Trends Fund will be replaced with AIM V.I. Demographic Trends Fund.



 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV - 5186